Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,309	$ 935
Provision for credit losses
Originations	33	25
Maturities	(49)	(35)
Changes in risk, parameters and exposures	85	131
Write-offs	(94)	(149)
Recoveries	35	38
Exchange rate and other	(4)	(5)
Balance at end of period	1,315	940
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	480	272
Provision for credit losses
Transfers to Stage 1	197	119
Transfers to Stage 2	(27)	(19)
Transfers to Stage 3	(1)	(1)
Originations	33	25
Maturities	(22)	(12)
Changes in risk, parameters and exposures	(182)	(111)
Exchange rate and other	(2)
Balance at end of period	476	273
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	733	520
Provision for credit losses
Transfers to Stage 1	(196)	(119)
Transfers to Stage 2	27	19
Transfers to Stage 3	(14)	(20)
Maturities	(27)	(23)
Changes in risk, parameters and exposures	198	141
Exchange rate and other		(1)
Balance at end of period	721	517
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	96	143
Provision for credit losses
Transfers to Stage 1	(1)
Transfers to Stage 3	15	21
Changes in risk, parameters and exposures	69	101
Write-offs	(94)	(149)
Recoveries	35	38
Exchange rate and other	(2)	(4)
Balance at end of period	$ 118	$ 150